Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Assets
Cash and cash equivalents	$ 1,204,018	$ 1,659,669
Restricted cash	211,017	364,456
Trade receivables	40,379	73,877
Flight equipment held for operating leases, net	35,052,335	32,396,827
Maintenance rights and lease premium, net	1,113,190	1,501,858
Flight equipment held for sale	184,129	630,789
Net investment in finance and sales-type leases	1,003,286	995,689
Prepayments on flight equipment	3,024,520	2,930,303
Other intangibles, net	328,570	355,512
Deferred income tax assets	138,281	151,234
Other assets	909,190	979,930
Total Assets	43,208,915	42,040,144
Liabilities and Equity
Accounts payable, accrued expenses and other liabilities	1,009,945	1,017,374
Accrued maintenance liability	2,237,494	2,461,799
Lessee deposit liability	768,677	827,470
Debt	29,507,587	28,420,739
Deferred income tax liabilities	804,598	673,948
Commitments and contingencies
Total Liabilities	34,328,301	33,401,330
Ordinary share capital, €0.01 par value, 350,000,000 ordinary shares authorized as of December 31, 2018 and 2017; 151,847,345 and 167,847,345 ordinary shares issued and 142,674,664 and 152,992,101 ordinary shares outstanding (including 2,429,442 and 3,007,752 shares of unvested restricted stock) as of December 31, 2018 and 2017, respectively	1,866	2,058
Additional paid-in capital	2,712,417	3,714,563
Treasury shares, at cost (9,172,681 and 14,855,244 ordinary shares as of December 31, 2018 and 2017, respectively)	(476,085)	(731,442)
Accumulated other comprehensive (loss) income	(1,824)	14,274
Accumulated retained earnings	6,591,674	5,580,257
Total AerCap Holdings N.V. shareholders’ equity	8,828,048	8,579,710
Non-controlling interest	52,566	59,104
Total Equity	8,880,614	8,638,814
Total Liabilities and Equity	43,208,915	42,040,144
Variable Interest Entity, Primary Beneficiary
Assets
Restricted cash	87,584	162,039
Flight equipment held for operating leases, net	2,230,634	2,220,225
Other assets	82,995	66,155
Liabilities and Equity
Accounts payable, accrued expenses and other liabilities	89,598	93,160
Accrued maintenance liability	44,073	44,078
Debt	$ 1,497,144	$ 1,522,366